UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     November 04, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $267,294 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      266     3600 SH       SOLE                     3600        0        0
APPLE INC                      COM              037833100      377     2034 SH       SOLE                     2034        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     1333    46028 SH       SOLE                    46028        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    32024     9637 SH       SOLE                     9637        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2626       26 SH       SOLE                       26        0        0
CONOCOPHILLIPS                 COM              20825C104      209     4634 SH       SOLE                     4634        0        0
DELCATH SYS INC                COM              24661P104       49    10000 SH       SOLE                    10000        0        0
EXXON MOBIL CORP               COM              30231G102      458     6671 SH       SOLE                     6671        0        0
GENERAL ELECTRIC CO            COM              369604103      315    19200 SH       SOLE                    19200        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    59117  1455715 SH       SOLE                  1455715        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      233     5714 SH       SOLE                     5714        0        0
ISHARES TR                     MSCI VAL IDX     464288877     2166    42310 SH       SOLE                    42310        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     9966   252496 SH       SOLE                   252496        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655     1273    21137 SH       SOLE                    21137        0        0
ISHARES TR INDEX               MSCI EAFE IDX    464287465     1258    23003 SH       SOLE                    23003        0        0
ISHARES TR INDEX               RUSSELL 1000     464287622     7234   124517 SH       SOLE                   124517        0        0
ISHARES TR INDEX               RUSL 2000 VALU   464287630     2452    43457 SH       SOLE                    43457        0        0
ISHARES TR INDEX               S&P 500 INDEX    464287200     4723    44551 SH       SOLE                    44551        0        0
ISHARES TR INDEX               RUSSELL1000VAL   464287598     2555    46045 SH       SOLE                    46045        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     6515   308020 SH       SOLE                   308020        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103      210     1680 SH       SOLE                     1680        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     1909    54008 SH       SOLE                    54008        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      880    14817 SH       SOLE                    14817        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     6723   262617 SH       SOLE                   262617        0        0
SPDR TR                        UNIT SER 1       78462F103    58272   551873 SH       SOLE                   551873        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1208    29154 SH       SOLE                    29154        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      571    10688 SH       SOLE                    10688        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      668    14500 SH       SOLE                    14500        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    15049   390570 SH       SOLE                   390570        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    46426  1074669 SH       SOLE                  1074669        0        0
WELLS FARGO & CO NEW           COM              949746101      229     8141 SH       SOLE                     8141        0        0